SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2012 HKD	Dec. 31, 2011 CNY	Dec. 31, 2011 HKD	Dec. 31, 2010 CNY	Dec. 31, 2010 HKD
Balance sheet items, except for equity accounts	6.2301	7.7507	6.2939	7.7663		7.7810
Items in statements of income and cash flows	6.2990	7.7591	6.4475	7.7793	6.7137	7.7700